Quarterly financial data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Product sales	$ 5,329	$ 5,516	$ 5,225	$ 4,874	$ 5,174	$ 4,848	$ 4,949	$ 4,356	$ 20,944	$ 19,327	$ 18,192
Gross profit from product sales	4,258	4,482	4,136	3,841	3,991	3,780	3,868	3,266
Net income	$ 1,800	$ 1,863	$ 1,653	$ 1,623	$ 1,294	$ 1,244	$ 1,547	$ 1,073	$ 6,939	$ 5,158	$ 5,081
Earnings per share:
Basic (in usd per share)	$ 2.39	$ 2.46	$ 2.18	$ 2.13	$ 1.70	$ 1.63	$ 2.04	$ 1.42	$ 9.15	$ 6.80	$ 6.75
Diluted (in usd per share)	$ 2.37	$ 2.44	$ 2.15	$ 2.11	$ 1.68	$ 1.61	$ 2.01	$ 1.40	$ 9.06	$ 6.70	$ 6.64